Shareholders' Equity (Details) - Schedule of RSUs activity - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Shareholders' Equity (Details) - Schedule of RSUs activity [Line Items]
Number of RSUs, Outstanding, beginning balance	448,813
Weighted average remaining contractual term (in years), Outstanding, beginning balance	1 year 6 months 10 days
Aggregate intrinsic value, Outstanding, beginning balance (in Dollars) | $	$ 3,824
Number of RSUs, Granted	340,000
Number of RSUs, Vested	(145,303)
Number of RSUs, Cancelled	(92,335)
Number of RSUs, Outstanding, ending balance	551,175
Weighted average remaining contractual term (in years), Outstanding, ending balance	1 year 6 months 3 days
Aggregate intrinsic value, Outstanding, ending balance (in Dollars) | $	$ 5,732